Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure
The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at September 30, 2018 are as follows:

	Total $	Remainder of 2018 $	2019 $
Consolidated LNG carrier newbuildings (i)	250,062	2,346	247,716
Equity-accounted joint ventures (ii)	578,811	53,102	525,709
	828,873	55,448	773,425

(i)
As at September 30, 2018, the Partnership had two LNG carrier newbuildings on order which are scheduled for delivery during 2019. These commitment amounts are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017. The Partnership has secured $119 million of undrawn financing related to the remaining commitments for one of the two LNG carrier newbuildings included in the table above and is in the process of securing financing for its one unfinanced LNG carrier newbuilding prior to its delivery.

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity-accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of September 30, 2018. These commitments are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017. Based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity-accounted joint ventures have secured $519 million of undrawn financing related to the Partnership's proportionate share of the remaining commitments included in the table above.